Debt - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 01, 2010 EUR (€)
Interest expense	$ 0.4	$ 1.5	$ 3.4
Promissory Notes [Member]
Debt Instrument, aggregate face value	$ 7.5			$ 10.0
CFL Ventures [Member] | Promissory Notes [Member]
Debt Instrument, aggregate face value				$ 20.0
Effective interest rate	4.70%			4.70%	4.70%
CFL Ventures [Member] | Promissory Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt instrument, maturity date	Jan. 01, 2023
CFL Ventures [Member] | Promissory Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt instrument, maturity date	Jan. 01, 2024
Barclays Bank Plc [Member]
Effective interest rate	4.00%			4.00%	4.00%
Line of credit, maximum amount	$ 0.0	$ 0.0
Line of credit facility, maximum borrowing capacity | £					£ 0.2
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member]
Long-term debt, gross	$ 0.1					€ 0.3